ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 11.7%
	CHEMICALS - 0.5%
2,500	HB Fuller Company	$ 203,525

	HEALTH CARE FACILITIES & SERVICES - 1.9%
1,500	UnitedHealth Group, Inc.	789,705

	INTERNET MEDIA & SERVICES - 2.5%
16,900	Uber Technologies, Inc.(a)	1,040,533

	LEISURE FACILITIES & SERVICES - 2.7%
2,600	McDonald's Corporation	770,926
2,800	Yum! Brands, Inc.	365,848
		1,136,774
	SOFTWARE - 3.1%
4,500	Palo Alto Networks, Inc.(a)	1,326,960

	TECHNOLOGY HARDWARE - 0.5%
900	Arista Networks, Inc.(a)	211,959

	TRANSPORTATION EQUIPMENT - 0.5%
2,100	PACCAR, Inc.	205,065

	TOTAL COMMON STOCKS (Cost $4,163,685)	4,914,521

	EXCHANGE-TRADED FUNDS — 67.2%
	EQUITY - 67.2%
14,500	Fidelity Low Volatility Factor ETF	768,065
19,800	Industrial Select Sector SPDR Fund	2,257,002
1,900	Invesco Building & Construction ETF	119,928
7,100	Invesco QQQ Trust Series 1	2,907,592
41,600	Invesco S&P 500 Revenue ETF	3,550,144
22,600	iShares Cybersecurity and Tech ETF	1,026,718
1,200	iShares U.S. Home Construction ETF	122,076

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 67.2% (Continued)
	EQUITY - 67.2% (Continued)
3,100	Real Estate Select Sector SPDR Fund			$ 124,186
50,000	Schwab Fundamental U.S. Large Company Index ETF			3,097,000
30,500	SPDR Portfolio S&P 500 ETF			1,704,950
14,600	SPDR S&P 1500 Value Tilt ETF			2,340,088
5,000	SPDR SSGA U.S. Large Cap Low Volatility Index ETF			725,050
6,000	Technology Select Sector SPDR Fund			1,154,880
15,300	Vanguard Communication Services ETF			1,801,182
4,000	Vanguard Health Care ETF			1,002,800
7,300	Vanguard Industrials ETF			1,609,139
13,000	Vanguard Total Stock Market ETF			3,083,860
7,100	Vanguard U.S. Multifactor ETF			815,407
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,720,552)			28,210,067

Principal Amount ($)		Yield Rate (%)	Maturity
	SHORT-TERM INVESTMENTS — 21.2%
	U.S. TREASURY BILLS — 19.2%
2,800,000	United States Treasury Bill	2.67	01/02/24	2,799,591
2,700,000	United States Treasury Bill	5.17	02/01/24	2,687,817
2,600,000	United States Treasury Bill	5.15	03/05/24	2,576,375
				8,063,783
Shares
	MONEY MARKET FUND - 2.0%
832,117	First American Government Obligations Fund, Class X, 5.29%(b)			832,117
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,895,369)			8,895,900

	TOTAL INVESTMENTS - 100.1% (Cost $38,779,606)			$ 42,020,488
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(45,364)
	NET ASSETS - 100.0%			$ 41,975,124

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 8.6%
	CHEMICALS - 0.4%
1,300	HB Fuller Company	$ 105,833

	HEALTH CARE FACILITIES & SERVICES - 2.5%
1,300	UnitedHealth Group, Inc.	684,411

	LEISURE FACILITIES & SERVICES - 2.2%
2,000	McDonald's Corporation	593,020

	SOFTWARE - 2.6%
2,400	Palo Alto Networks, Inc.(a)	707,712

	TECHNOLOGY HARDWARE - 0.5%
500	Arista Networks, Inc.(a)	117,755

	TRANSPORTATION EQUIPMENT - 0.4%
1,100	PACCAR, Inc.	107,415

	TOTAL COMMON STOCKS (Cost $2,023,035)	2,316,146

	EXCHANGE-TRADED FUNDS — 52.5%
	EQUITY - 49.0%
16,200	Fidelity Low Volatility Factor ETF	858,114
8,200	Industrial Select Sector SPDR Fund	934,718
1,600	Invesco Building & Construction ETF	100,992
4,500	Invesco QQQ Trust Series 1	1,842,840
22,800	Invesco S&P 500 Revenue ETF	1,945,752
1,000	iShares U.S. Home Construction ETF	101,730
2,600	Real Estate Select Sector SPDR Fund	104,156
28,500	Schwab Fundamental U.S. Large Company Index ETF	1,765,290
11,200	SPDR Portfolio S&P 500 ETF	626,080
5,000	SPDR S&P 1500 Value Tilt ETF	801,400
2,100	Technology Select Sector SPDR Fund	404,208

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 52.5% (Continued)
	EQUITY - 49.0% (Continued)
10,000	Vanguard Communication Services ETF			$ 1,177,243
800	Vanguard Health Care ETF			200,560
3,600	Vanguard Industrials ETF			793,548
6,700	Vanguard Total Stock Market ETF			1,589,374
				13,246,005
	FIXED INCOME - 3.5%
31,100	iShares iBonds 2024 Term High Yield and Income ETF			721,831
9,500	iShares iBonds Dec 2024 Term Corporate ETF			236,645
				958,476

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,131,976)			14,204,481
Principal Amount ($)		Yield Rate (%)	Maturity
	SHORT-TERM INVESTMENTS — 39.0%
	U.S. TREASURY BILLS — 36.7%
2,700,000	United States Treasury Bill	2.67	01/02/24	2,699,605
2,500,000	United States Treasury Bill	5.17	02/01/24	2,488,717
2,000,000	United States Treasury Bill	5.15	03/05/24	1,981,827
2,800,000	United States Treasury Bill	5.20	05/23/24	2,743,731
				9,913,880
Shares
	MONEY MARKET FUND - 2.3%
621,161	First American Government Obligations Fund, Class X, 5.29%(b)			621,161
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,533,756)			10,535,041

	TOTAL INVESTMENTS - 100.1% (Cost $25,688,767)			$ 27,055,668
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(16,924)
	NET ASSETS - 100.0%			$ 27,038,744

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.